RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding
The movement in the number of RSUs outstanding for the year ended December 31, 2024, 2023 and 2022 was as follows:

	2024		2023		2022
	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU	Weighted average grant date fair value	Number of RSU
	US$ per unit	’000	US$ per unit	’000	US$ per unit	’000
Outstanding at January 1	26.0613	4,949	18.3704	3,386	15.1808	2,601
Granted during the year	28.3264	2,243	29.6040	3,429	20.5695	2,200
Vested during the year	23.3709	(1,879)	17.7836	(1,455)	15.1354	(915)
Forfeited during the year	26.4399	(534)	21.5612	(411)	17.3746	(500)
Outstanding at December 31	28.1399	4,779	26.0613	4,949	18.3704	3,386